Senior Secured Bond - Additional Information (Detail)		4 Months Ended	12 Months Ended
	Nov. 02, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 NOK (kr)	Nov. 02, 2018 NOK (kr)
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 59,056,000	$ 59,056,000		$ 64,024,000
Debt instrument covenant description		financial covenants (each as defined within the bond agreement governing the 2020 Bonds (the “2020 Bond Agreement”)) are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $35.0 million; and (b) maintain a Group equity ratio (as defined in the 2020 Bond Agreement) of at least 30%. As of December 31, 2020, the Company was in compliance with all covenants for the 2020 Bonds	The 2020 Bond Agreement provides that we may declare or pay dividends to shareholders provided that the Company maintains a minimum liquidity of $60.0 million unless an event of default has occurred and is continuing. The 2020 Bond Agreement also limits us and our subsidiaries from, among other things, entering into mergers and divestitures, engaging in transactions with affiliates or incurring any additional liens which would have a material adverse effect. In addition, the 2020 Bond Agreement includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, false representation and warranty, a cross-default to other indebtedness, the occurrence of a material adverse effect, or our insolvency or dissolution.
2018 Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount | kr				kr 600,000,000		kr 600,000,000		kr 600,000,000
Variable interest rate on bond	6.00%
Debt instrument maturity date	Nov. 02, 2023
Debt instrument variable rate description	The 2018 Bonds bear interest at a rate of 3-month NIBOR plus 6.0% per annum, calculated on a 360-day year basis and mature on November 2, 2023.
Interest payment description on bond	Interest is payable quarterly in arrears on February 2, May 2, August 2 and November 2.
Debt instrument redemption description	The Company may redeem the 2018 Bonds, in whole or in part, at any time beginning on or after November 2, 2021. Any 2018 Bonds redeemed from November 2, 2021 until November 1, 2022, are redeemable at 102.4% of par, from November 2, 2022 until May 1, 2023, are redeemable at 101.5% of par, and from May 2, 2023 to the maturity date are redeemable at 100% of par, in each case, in cash plus accrued interest.
Debt instrument covenant description			The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of no less than $25.0 million and (b) maintain a Group equity ratio of at least 30% (as defined in the 2018 Bond Agreement). As of December 31, 2020, the Company was in compliance with all covenants for the 2018 Bonds.
2018 Senior Secured Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 25,000,000.0	$ 25,000,000.0
Gross Equity ratio			30.00%
2018 Senior Secured Bonds [Member] | November 2, 2021 through November 1, 2022 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	102.40%
2018 Senior Secured Bonds [Member] | November 2, 2022 through May 1, 2023 [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	101.50%
2018 Senior Secured Bonds [Member] | May 2, 2023 through Maturity Date [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage	100.00%
2018 Senior Secured Bonds [Member] | Redemption of Bonds [Member]
Debt Instrument [Line Items]
Debt instrument redeemable percentage			101.00%
Senior Secured Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Dividend payable percentage			50.00%
Nordea Bank Abp [Member] | 2018 Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 71,700,000						kr 600,000,000
Debt instrument variable rate description	6.608% plus 3-month U.S. LIBOR